FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 58,063,733	$ 8,418,450	¥ 428,420,773
Prepayments and other current assets, net	272,487,578	39,506,985	528,109,288	$ 82,871,871
Total current assets	397,674,315	57,657,357	1,050,511,405
Investments in subsidiaries and VIE	35,297,395	5,117,641	73,915,119
Total assets	599,106,683	86,862,304	1,310,318,375
Current liabilities:
Amounts due to intercompany	21,159,559	3,067,848	23,790,959
Total current liabilities	564,162,525	81,795,877	544,295,473
Total liabilities	571,568,330	82,869,618	546,862,815
SHAREHOLDERS' EQUITY (DEFICIT)
Additional paid-in capital	4,371,228,191	633,768,513	4,139,122,755
Statutory reserves	7,326,560	1,062,251	7,326,560
Accumulated other comprehensive loss	(12,527,540)	(1,816,323)	(12,693,760)
Accumulated deficit	(4,378,321,226)	(634,796,906)	(3,403,462,176)
Total shareholders' equity (deficit)	45,309,203	6,569,217	776,470,952
Total liabilities and shareholders' equity	599,106,683	86,862,304	1,310,318,375
Parent Company
Current assets:
Cash and cash equivalents	18,704,249	2,711,861	12,243,809	$ 1,775,185	¥ 8,545,918	¥ 143,896
Prepayments and other current assets, net			56,226
Amounts due from intercompany	2,378,886,528	344,906,125	2,358,774,226
Total current assets	2,397,590,777	347,617,986	2,371,074,261
Investments	8,199,715	1,188,847	44,452,310
Investments in subsidiaries and VIE	(2,150,220,191)	(311,752,623)	(1,420,365,177)
Total assets	255,570,301	37,054,210	995,161,394
Current liabilities:
Accrued expenses and other current liabilities	18,772,708	2,721,787	61,326,625
Amounts due to intercompany	78,728,877	11,414,614	12,689,811
Warrants	51,775,453	7,506,735	51,825,629
Bond payable	60,984,058	8,841,857	92,848,377
Total current liabilities	210,261,096	30,484,993	218,690,442
Total liabilities	210,261,096	30,484,993	218,690,442
SHAREHOLDERS' EQUITY (DEFICIT)
Additional paid-in capital	4,371,228,191	633,768,513	4,139,122,755
Statutory reserves	7,326,560	1,062,251	7,326,560
Accumulated other comprehensive loss	(12,527,539)	(1,816,323)	(12,693,760)
Accumulated deficit	(4,378,321,225)	(634,796,906)	(3,403,462,176)
Total shareholders' equity (deficit)	45,309,205	6,569,217	776,470,952
Total liabilities and shareholders' equity	255,570,301	37,054,210	995,161,394
Class A ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	56,659,429	8,214,845	45,233,784
Class A ordinary shares | Parent Company
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	56,659,429	8,214,845	45,233,784
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	943,789	136,837	943,789
Class B ordinary shares | Parent Company
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	¥ 943,789	$ 136,837	¥ 943,789